UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	March 31, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		49,960,842

Form 13F Information Table Value Total:		$1,681,857,478



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Cameco Corp.
COM
13321L108
30,300,880
1,105,421
1,105,421
N/A
N/A

N/A
1,105,421
N/A
Canadian Natural Resources Ltd.
COM
136385101
74,394,257
1,004,080
1,004,080
N/A
N/A

N/A
1,004,080
N/A
Cenovus Energy Inc.
COM
15135U109
46,944,515
1,795,234
1,795,234
N/A
N/A

N/A
1,795,234
N/A
EnCana Corp.
COM
292505104
64,711,679
2,077,634
2,077,634
N/A
N/A

N/A
2,077,634
N/A
Precision Drilling Trust
TR UNIT
740215108
27,363,641
3,550,100
3,550,100
N/A
N/A

N/A
3,550,100
N/A
Suncor Energy Inc.
COM
867224107
108,333,256
3,327,566
3,327,566
N/A
N/A

N/A
3,327,566
N/A
Talisman Energy Inc.
COM
87425E103
47,080,875
2,749,908
2,749,908
N/A
N/A

N/A
2,749,908
N/A
Agrium Inc.
COM
008916108
33,182,603
468,747
468,747
N/A
N/A

N/A
468,747
N/A
Barrick Gold Corp.
COM
067901108
71,158,363
1,852,546
1,852,546
N/A
N/A

N/A
1,852,546
N/A
Gammon Gold Inc.
COM
36467T106
825,493
115,200
115,200
N/A
N/A

N/A
115,200
N/A
Gerdau Ameristeel Corp.
COM
37373P105
19,890,592
2,522,500
2,522,500
N/A
N/A

N/A
2,522,500
N/A
Goldcorp Inc.
COM
380956409
32,986,632
881,860
881,860
N/A
N/A

N/A
881,860
N/A
Jaguar Mining Inc.
COM
47009M103
717,274
77,830
77,830
N/A
N/A

N/A
77,830
N/A
Kinross Gold Corp.
COM NO PAR
496902404
31,869,683
1,861,450
1,861,450
N/A
N/A

N/A
1,861,450
N/A
New Gold Inc.
COM
644535106
876,972
203,600
203,600
N/A
N/A

N/A
203,600
N/A
Potash Corp. of Saskatchewan
COM
73755L107
64,504,033
539,599
539,599
N/A
N/A

N/A
539,599
N/A
Silver Standard Resources
COM
82823L106
543,996
30,730
30,730
N/A
N/A

N/A
30,730
N/A
Silver Wheaton Corp
COM
828336107
18,672,135
1,187,700
1,187,700
N/A
N/A

N/A
1,187,700
N/A
Teck Cominco Ltd.
CL B
878742204
53,474,307
1,226,042
1,226,042
N/A
N/A

N/A
1,226,042
N/A
Thompson Creek Metals Company
Inc.
COM
884768102
804,497
59,490
59,490
N/A
N/A

N/A
59,490
N/A
Yamana Gold Inc.
COM
98462Y100
31,506,341
3,180,573
3,180,573
N/A
N/A

N/A
3,180,573
N/A
IESI-BFC
COM
44951D108
1,471,367
85,010
85,010
N/A
N/A

N/A
85,010
N/A
Stantec Inc.
COM
85472N109
924,370
35,510
35,510
N/A
N/A

N/A
35,510
N/A
Canadian National Railway
COM
136375102
60,575,190
997,024
997,024
N/A
N/A

N/A
997,024
N/A
Magna International Inc. Class A
CL A
559222401
51,201,362
826,513
826,513
N/A
N/A

N/A
826,513
N/A
Thomson Reuters Corporation
COM
884903105
35,882,329
984,968
984,968
N/A
N/A

N/A
984,968
N/A
Bank of Montreal
COM
063671101
54,148,455
891,100
891,100
N/A
N/A

N/A
891,100
N/A
Bank of Nova Scotia
COM
064149107
113,340,811
2,260,022
2,260,022
N/A
N/A

N/A
2,260,022
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
77,038,915
1,053,367
1,053,367
N/A
N/A

N/A
1,053,367
N/A
Royal Bank of Canada
COM
780087102
140,215,184
2,393,259
2,393,259
N/A
N/A

N/A
2,393,259
N/A
Toronto-Dominion Bank
COM NEW
891160509
116,659,852
1,563,504
1,563,504
N/A
N/A

N/A
1,563,504
N/A
Manulife Financial Corp.
COM
56501R106
75,435,553
3,819,019
3,819,019
N/A
N/A

N/A
3,819,019
N/A
Sun Life Financial Inc.
COM
866796105
40,677,346
1,263,214
1,263,214
N/A
N/A

N/A
1,263,214
N/A
CGI Group Class A
CL A
39945C109
15,211,237
1,015,300
1,015,300
N/A
N/A

N/A
1,015,300
N/A
Research In Motion
COM
760975102
78,251,322
1,055,015
1,055,015
N/A
N/A

N/A
1,055,015
N/A
BCE Inc.
COM NEW
05534B760
26,462,067
899,400
899,400
N/A
N/A

N/A
899,400
N/A
Rogers Comm Inc. Class B
CL B
775109200
34,220,092
1,000,807
1,000,807
N/A
N/A

N/A
1,000,807
N/A



1,681,857,478
49,960,842
49,960,842




49,960,842